Trade and Other Receivables - Schedule of Trade and Other Receivables (Detail) - GBP (£) £ in Millions		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Non-current
Other assets	[2]	£ 317	[1]	£ 360	£ 218
Current
Trade receivables		1,741		1,774	1,803
Prepayments		1,103		733	702
Accrued income		777		955	1,072
Other receivables		393		373	401
Trade and other receivable current		£ 4,014	[1]	£ 3,835	£ 3,978

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.
[2]	Other assets includes costs relating to the initial set-up, transition or transformation phase of long-term networked IT services contracts of £145m (2016/17: £163m, 2015/16: £111m), and prepayments and leasing debtors of £172m (2016/17: £197m, 2015/16: £107m).